Advances for Vessels	12 Months Ended
Dec. 31, 2020
Advances For Assets Acquisition And Assets Under Construction
Advances For Assets Acquisitions And Assets Under Construction	Advances for Vessels
Advances for vessels are comprised of the following:

Balance, January 1, 2019	$8,596
Additions for advances, including capitalized expenses and interest	50,423
Transferred to vessel cost (refer to Note 4)	(39,725)
Balance, December 31, 2019	19,294
Additions for advances, including capitalized expenses and interest	49,097
Transferred to vessel cost (refer to Note 4)	(59,265)
Balance, December 31, 2020	$9,126

Advances paid for vessels represent advances paid for vessel acquisitions, vessels under construction and vessel improvements and comprise payments of instalments that were due to the respective shipyard or third-party sellers, capitalized interest, certain capitalized expenses and expenditures for major improvements and regulatory compliance. During December 31, 2019 and December 31, 2020, such payments were made for the following vessels:

•During the year ended December 31, 2019: advances for Troodos Oak, BWTS and Scrubbers retrofitting and improvements for several vessels; and
•During the year ended December 31, 2020: advances for Troodos Oak, Hull 1381, Hull 11013, BWTS and Scrubbers retrofitting and improvements for several vessels.